COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Loss contingency accrual	$ 0	$ 0
Purchase obligation	192,400,000
Purchase obligation, amounts paid	130,800,000
Purchase obligation, to be paid within one year	$ 61,600,000